CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents
	December 31
	2024	2023
	USD thousands

Cash	87,199	105,997
Bank deposits	99,869	128,311

Cash and cash equivalents	187,068	234,308